UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05011

Name of Fund: BIF Multi-State Municipal Series Trust

BIF California Municipal Money Fund

BIF Connecticut Municipal Money Fund

BIF Massachusetts Municipal Money Fund

BIF Michigan Municipal Money Fund

BIF New Jersey Municipal Money Fund

BIF New York Municipal Money Fund

BIF Ohio Municipal Money Fund

BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 06/30/2013

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2013 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 96.1%
ABAG Finance Authority for Nonprofit Corps., RB, VRDN, Acacia Creek at Union Project, Series A (Masonic Homes of California Guaranty Agreement, Bank of America NA SBPA), 0.12%, 7/01/13 (a)	$45,625	$45,625,000
California Health Facilities Financing Authority, RB, VRDN (a):
Scripps Health, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 7/05/13	7,700	7,700,000
Scripps Health, Series E (Bank of America NA LOC), 0.07%, 7/05/13	4,870	4,870,000
Stanford Hospital and Clinics, Series A, 0.14%, 1/24/14	12,000	12,000,000
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase Bank LOC), 0.10%, 7/05/13 (a)	5,700	5,700,000
California HFA, RB, VRDN, Home Mortgage Series B, AMT (Fannie Mae SBPA, Freddie Mac SBPA), 0.06%, 7/05/13 (a)	4,965	4,965,000
California Municipal Finance Authority, RB, VRDN (a):
Chevron USA Recovery Zone (Chevron Corp Guaranty Agreement), 0.01%, 7/01/13	950	950,000
Westmont Colllege, Series A (Comerica Bank LOC), 0.10%, 7/05/13	700	700,000
California Pollution Control Financing Authority, RB, VRDN (a):
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.10%, 7/05/13	8,020	8,020,000
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.10%, 7/05/13	4,435	4,435,000
Environmental Improvement, Air Products and Chemicals, Inc., Series B, 0.04%, 7/01/13	2,400	2,400,000
South Tahoe Refuse Project, Series A, AMT (Union Bank LOC), 0.11%, 7/05/13	3,945	3,945,000
California School Cash Reserve Program Authority, RB:
Senior Sub-Series A, 2.00%, 4/01/14 (b)	3,240	3,277,908
Senior Sub-Series B, 2.00%, 6/02/14 (b)	1,350	1,369,548
Series AA, 2.00%, 10/01/13	12,820	12,877,295
Subordinate, Series X, 2.00%, 10/01/13	600	602,526

	Par (000)	Value
Municipal Bonds
California (continued)
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.14%, 7/05/13 (a)	$5,055	$5,055,000
California State Health Facilities Financing Authority, RB, Mandatory Put Bonds, Kaiser Permanente, Series A (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.10%, 9/03/13 (a)(c)	27,400	27,400,000
California State Health Facilities Financing Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-1083 (Deutsche Bank AG SBPA), 0.12%, 7/05/13 (a)(c)	10,000	10,000,000
California State Health Financing Authority, RB, VRDN, P-FLOATS (Bank of America NA Liquidity Agreement), 0.08%, 7/05/13 (a)(c)(d)	1,320	1,320,000
California Statewide Communities Development Authority, COP, VRDN, Covenant Retirement Communities, Inc. (JPMorgan Chase Bank LOC), 0.04%, 7/05/13 (a)	14,100	14,100,000
California Statewide Communities Development Authority, HRB, VRDN, AMT (Fannie Mae Guarantor) (a):
2nd Street Senior Apartments, Series TT, 0.08%, 7/05/13	2,255	2,255,000
Greentree Senior Apartments Project, Series P, 0.08%, 7/05/13	7,350	7,350,000
Oakmont of Alameda, Series WW, 0.08%, 7/05/13	12,680	12,680,000
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities, Series B (Union Bank NA LOC), 0.06%, 7/05/13 (a)	6,300	6,300,000
City of Anaheim, Deutsche Bank SPEARS/LIFERS Trust, Tax Allocation Bonds, Refunding, VRDN, Series DB-470 (Deutsche Bank AG SBPA), 0.07%, 7/05/13 (a)(d)	13,800	13,800,000
City of Carlsbad California, RB, VRDN, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.14%, 7/05/13 (a)	13,615	13,615,000
City of Fremont, COP, Refunding, VRDN, 2008 Financing Project (US Bank NA LOC), 0.05%, 7/05/13 (a)	13,105	13,105,000
City of Hemet, Refunding RB, VRDN, Sunwest Retirement, Series A (Freddie Mac Guarantor), 0.06%, 7/05/13 (a)	1,200	1,200,000
BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	1

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
City of San Jose California, RB, VRDN, Carlton, Series A, AMT (Fannie Mae Guarantor), 0.10%, 7/05/13 (a)	$12,000	$12,000,000
City of San Jose California, Refunding RB, VRDN, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.18%, 7/05/13 (a)	2,000	2,000,000
City of San Jose California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, AMT (Deutsche Bank AG SBPA) (a)(d):
Series DB-480, 0.07%, 7/05/13	9,880	9,880,000
Series DB-484, 0.07%, 7/05/13	20,815	20,815,000
Series DBE-544, 0.07%, 7/05/13	8,685	8,685,000
City of Santa Rosa California, RB, VRDN, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.11%, 7/05/13 (a)	2,040	2,040,000
Contra Costa Water District California, 0.19%, 7/10/13	10,100	10,100,000
Corona-Norca Unified School District, GO, TRAN, 2.00%, 12/31/13	3,000	3,026,731
County of Contra Costa California, RB, VRDN, Pleasant Hill Bart Transit, Series A, AMT (Bank of America NA LOC), 0.10%, 7/05/13	18,200	18,200,000
County of Riverside California Transportation Commission, Series A, 0.08%, 7/03/13	7,800	7,800,000
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (a)(c)(d):
Series DB-646, AMT (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.11%, 7/05/13	13,175	13,175,000
SPEARS, Series DBE-1166, 0.11%, 7/05/13	6,200	6,200,000
East Bay Municipal Utility District, Water System:
0.19%, 7/10/13	21,300	21,300,000
0.15%, 8/05/13	11,000	11,000,000
0.17%, 10/08/13	16,100	16,100,000
East Bay Municipal Utility District, Refunding RB, Mandatory Put Bonds, Series A-1, 0.06%, 12/03/13 (a)	5,840	5,840,000
East Bay Municipal Utility District, Refunding RB, VRDN (US Bank NA SBPA) (a):
Series A-2, 0.05%, 7/05/13	16,175	16,175,000
Water System, Series A-3, 0.05%, 7/05/13	14,725	14,725,000

	Par (000)	Value
Municipal Bonds
California (continued)
Eastern Municipal Water District, Refunding RB, Water and Sewer, Series A, 0.08%, 6/12/14 (a)	$12,400	$12,400,000
Eastern Municipal Water District California, Refunding RB, Manadatory Put Bonds, Series A, 0.08%, 12/20/13 (a)	13,000	13,000,000
Fontana Unified School District, GO, VRDN, PUTTERS, Series 2668 (JPMorgan Chase Bank NA SBPA), 0.14%, 7/05/13 (a)(c)(d)	1,500	1,500,000
Long Beach Unified School District, GO, Election 2008, Series C, 1.00%, 8/01/13	3,570	3,572,502
Los Angeles California, Refunding RB, VRDN, FLOATS, Series 80C (Wells Fargo Bank NA Guarantor, Wells Fargo Bank NA SBPA), 0.24%, 7/05/13 (a)(c)(d)	4,590	4,590,000
Los Angeles County Schools, RB, Pooled Transportation:
Series B-3, 2.00%, 11/29/13	5,800	5,838,942
Series C-3, 2.00%, 12/31/13	2,000	2,017,161
Series C-5, 2.00%, 11/29/13	2,400	2,417,601
Los Angeles Department of Water & Power, Refunding RB, VRDN (a):
Power System, Sub-Series A4 (JPMorgan Chase Bank NA SBPA), 0.06%, 7/05/13	1,600	1,600,000
Sub-Series B-1 (Royal Bank of Canada SBPA), 0.04%, 7/05/13	3,500	3,500,000
Sub-Series B-2 (Royal Bank of Canada SBPA), 0.03%, 7/01/13	11,200	11,200,000
Sub-Series B-2 (Royal Bank of Canada SBPA), 0.03%, 7/05/13	3,300	3,300,000
Los Angeles Unified School District, GO, Series A (e):
(AGM), 5.00%, 7/01/13	5,710	5,710,756
(NPFGC), 5.00%, 7/01/13	3,960	3,960,527
Metropolitan Water District of Southern California, RB, Mandatory Put Bonds, Series A-2, 0.06%, 3/24/14 (a)	12,000	12,000,000
Metropolitan Water District of Southern California, RB, VRDN, Series D, 0.03%, 7/05/13 (a)	13,500	13,500,000
Metropolitan Water District of Southern California, Refunding RB, VRDN, Series A-2 (Union Bank NA SBPA), 0.05%, 7/05/13 (a)	13,390	13,390,000
Moreno Valley Unified School District, GO, TRAN, 2.00%, 10/01/13	5,175	5,196,974
Orange County Sanitation District, COP, FLOATS, VRDN, Series 2928 (Credit Suisse NY SBPA), 0.06%, 7/05/13 (a)(c)(d)	1,500	1,500,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	2

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California (continued)
Oxnard School District, GO, Transportation, 1.00%, 10/31/13	$3,200	$3,207,821
Panama-Buena Vista Union School District, GO, Transportation, Transportation, 1.00%, 10/01/13	6,300	6,311,923
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (State Street Bank & Trust Co. LOC), 0.07%, 7/01/13 (a)	2,000	2,000,000
Rancho Santiago Community College District, GO, Election Of 2002, Series A, (NPFGC), 5.00%, 9/01/13 (e)	1,900	1,915,468
Riverside County IDA California, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.16%, 7/05/13 (a)	3,300	3,300,000
Sacramento Municipal Utility District, RB, Series R (NPFGC), 5.00%, 8/15/13 (e)	620	623,686
Sacramento Unified School District, GO, Transportation, Transportation, 1.00%, 9/26/13	24,000	24,043,110
San Bernardino County Housing Authority, M/F, Refunding RB, VRDN, Raintree Apartments, Series A (Federal Home Loan Bank of San Francisco LOC), 0.07%, 7/05/13 (a)	9,900	9,900,000
San Diego County California / San Diego County School Districts, RB, TRAN, Series B-2, 2.00%, 4/30/14 (b)	5,625	5,707,969
San Diego Housing Authority California, RB, M/F, VRDN, Studio 15, Series B, AMT (Citibank NA LOC), 0.08%, 7/05/13 (a)	2,980	2,980,000
San Francisco City & County Redevelopment Agency, Refunding HRB, M/F, VRDN, Fillmore Center, Series B-2, AMT (Freddie Mac Liquidity Agreement), 0.10%, 7/05/13 (a)	6,750	6,750,000

	Par (000)	Value
Municipal Bonds
California (concluded)
San Francisco City & County Redevelopment Agency, Special Tax Bonds, VRDN, No.7 Hunters Point, Series A (JPMorgan Chase Bank NA LOC), 0.08%, 7/05/13 (a)	$5,000	$5,000,000
Santa Clara Unified School District, GO, TRAN, 1.50%, 6/30/14 (b)	10,900	11,040,937
Santa Clara Valley Water District, Refunding COP, Series A, 4.00%, 2/01/14	1,600	1,635,261
Sierra Joint Community College District, GO, Transportation, 1.00%, 9/24/13	7,200	7,209,951
Southern California Public Power Authority, Refunding RB, VRDN, Magnolia Power Project (Wells Fargo Bank NA LOC), 0.07%, 7/05/13 (a)	2,000	2,000,000
State of California, GO, Refunding, VRDN (a):
FLOATS, Series 2661 (Wells Fargo Bank NA SBPA, Wells Fargo Bank NA Guaranty), 0.10%, 7/05/13 (d)	31,836	31,836,000
Kindergarten, Series A-6 (Citibank NA LOC), 0.03%, 7/05/13	2,500	2,500,000
Series B-1 (Bank of America NA LOC), 0.07%, 7/05/13	3,500	3,500,000
State of California, GO, VRDN (a):
FLOATS, Series 2178 (Wells Fargo Bank NA SBPA, Wells Fargo Bank NA Guaranty), 0.10%, 7/05/13 (d)	23,509	23,508,500
FLOATS, Series C-1 (Bank of America NA LOC), 0.07%, 7/05/13 (d)	8,500	8,500,000
Sub-Series B-7 (JPMorgan Chase Bank NA LOC), 0.04%, 7/01/13	4,600	4,600,000

		734,944,097
Total Investments (Cost - $734,944,097*) – 96.1%		734,944,097
Other Assets Less Liabilities – 3.9%		29,590,849

Net Assets – 100.0%		$764,534,946

*	Cost for federal income tax purposes.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	3

Schedule of Investments (continued)	BIF California Municipal Money Fund

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Piper Jaffray	$4,647,456	—
Citigroup, Inc.	$5,707,969	—
Bank of Tokyo-Mitsubishi UFJ Ltd.	$11,040,937	—

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
P-FLOATS	Puttable Floating Rate Securities
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	4

Schedule of Investments (concluded)	BIF California Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$734,944,097	—	$734,944,097

1 See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $46,091,872 is categorized as Level 1 with the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	5

Schedule of Investments June 30, 2013 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Connecticut — 90.7%
Capital City EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.12%, 7/05/13 (a)	$6,270	$6,270,000
City of Hartford Connecticut, GO, Refunding (AGM), 5.25%, 12/01/13	250	254,908
City of Shelton, GO, BAN, 1.00%, 8/01/13	5,820	5,823,868
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.05%, 7/05/13	1,455	1,455,000
MSG Mortgage Financial, Series D AMT (Royal Bank of Canada SBPA), 0.09%, 7/05/13	4,000	4,000,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
Housing Mortgage Finance Program, Sub-Series A-2 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/01/13	3,700	3,700,000
Housing Mortgage Finance Program, Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 7/05/13	8,500	8,500,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/01/13	3,600	3,600,000
Sub-Series F-1 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/01/13	1,315	1,315,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England Inc. Project (TD Bank NA LOC), 0.05%, 7/05/13 (a)	1,000	1,000,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.09%, 7/05/13 (a)	16,500	16,500,000
Connecticut State Health & Educational Facilities Authority, RB, VRDN (a):
Austin Trust, Certificates, Yale University, Series 2008-1080 (Bank of America NA SBPA), 0.05%, 7/05/13	2,636	2,636,000
Avon Old Farms School, Series A (Bank of America NA LOC), 0.14%, 7/05/13	2,995	2,995,000
Greenwich Adult Day Care, Series A (JPMorgan Chase Bank NA LOC), 0.14%, 7/05/13	3,095	3,095,000
Hotchkiss School, Series A (US Bank NA SBPA), 0.07%, 7/05/13	2,800	2,800,000

	Par (000)	Value
Municipal Bonds
Connecticut (concluded)
Connecticut State Health & Educational Facilities Authority, RB, VRDN (a) (concluded):
Yale University, Series T-2, 0.04%, 7/05/13	$24,455	$24,455,000
Yale University, Series V-1, 0.04%, 7/01/13	5,000	5,000,000
Yale University, Series V-2, 0.04%, 7/01/13	2,000	2,000,000
Connecticut State Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase Bank NA LOC), 0.08%, 7/05/13	6,500	6,500,000
FLOATS, Connecticut State University, Series 1884 (Fargo Bank NA SBPA), 0.06%, 7/05/13 (b)	6,560	6,560,000
Yale-New Haven Hospital, Series K1 (JPMorgan Chase Bank NA LOC), 0.07%, 7/05/13	5,500	5,500,000
State of Connecticut, GO:
Economic Recovery, Series A, 4.00%, 1/01/14	350	356,515
Economic Recovery, Series A, 5.00%, 1/01/14	200	204,728
Series C, 4.00%, 11/01/13	100	101,254
State of Connecticut, GO, Refunding, FLOATS, VRDN, Certificates, Series 514 (Morgan Stanley Bank SBPA), 0.09%, 7/05/13 (a)(b)	5,000	5,000,000
State of Connecticut, Refunding RB, Revolving Fund, Series C, 5.00%, 10/01/13	1,075	1,087,973
Town of Brooklyn, GO, Refunding, BAN, 1.00%, 8/13/13	1,200	1,200,994
Town of Enfield, GO, BAN, 1.00%, 8/13/13	4,000	4,003,409
Town of Fairfield Connecticut, GO, Refunding, 4.25%, 8/01/13 (c)	100	100,353
Town of Ridgefield, GO, Refunding, Series B, 3.00%, 7/15/13	500	500,563
Town of Westport, GO, 3.60%, 7/15/13 (c)	100	100,134
		126,615,699
Total Investments (Cost - $126,615,699*) – 90.7%		126,615,699
Other Assets Less Liabilities – 9.3%		12,992,597

Net Assets – 100.0%		$139,608,296

*	Cost for federal income tax purposes.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	1

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$126,615,699	—	$126,615,699

1 See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $6,454,036 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	2

Schedule of Investments June 30, 2013 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Massachusetts — 96.8%
Berlin & Boylston Regional School District, GO, BAN, 1.00%, 12/12/13	$4,000	$4,011,880
City of Boston Massachusetts, GO, Series A (State Aid Withholding), 4.00%, 4/01/14	150	154,078
City of Chicopee Massachusetts, GO, Refunding, BAN, 1.00%, 11/29/13	5,350	5,365,195
City of Haverhill Massachusetts, GO, BAN, 1.25%, 12/13/13	2,009	2,017,356
City of New Bedford Massachusetts, GO, Refunding, BAN, 1.00%, 2/07/14	750	752,813
City of Pittsfield Massachusetts, GO, Refunding, BAN, Series B, 1.00%, 1/24/14	1,000	1,003,343
City of Somerville Massachusetts, GO, Refunding, Municipal Purpose Loan, 3.00%, 2/15/14	125	127,083
City of Waltham Massachusetts, GO, 4.00%, 11/15/13	350	354,855
Commonwealth of Massachusetts, GO, Consolidated Loan, Series B, 4.00%, 8/01/13	255	255,834
Commonwealth of Massachusetts, BB&T Municipal Trust, GO, Refunding, FLOATS, VRDN, Series 2005 (Branch Banking & Trust SBPA), 0.05%, 7/05/13 (a)(b)(c)	1,650	1,650,000
Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000, GO, VRDN, Series A (Bank of America NA SBPA), 0.07%, 7/01/13 (a)	4,700	4,700,000
Massachusetts Bay Transportation Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-47, AMT (State Street Bank & Trust Co. SBPA), 0.09%, 7/05/13 (a)(b)	5,000	5,000,000
Massachusetts Bay Transportation Authority, Refunding RB, Senior, Series B, 5.25%, 7/01/14	100	104,851
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.15%, 1/24/14 (a)	5,000	5,000,000
Massachusetts Development Finance Agency, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-1163 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 7/05/13 (a)(b)(c)	2,000	2,000,000
Massachusetts Development Finance Agency, M/F, HRB, VRDN, Avalon Acton Apartments, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Facility), 0.09%, 7/05/13 (a)	6,500	6,500,000

	Par (000)	Value
Municipal Bonds
Massachusetts (continued)
Massachusetts Development Finance Agency, RB, VRDN (a):
Brooksby Village, Inc. Project (Bank of America NA LOC), 0.25%, 7/05/13	$4,500	$4,500,000
Concord Foods Issue, AMT (Bank of America NA LOC), 0.34%, 7/05/13	1,240	1,240,000
Cordis Mills LLC, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Facility), 0.11%, 7/05/13	9,850	9,850,000
Holy Cross, FLOATS, Series 1336, (Credit Suisse Liquidity Agreement SBPA), 0.06%, 7/05/13 (b)(c)	5,050	5,050,000
Massachusetts Development Finance Agency, Refunding RB, VRDN (a):
Fessenden School (JPMorgan Chase Bank NA LOC), 0.07%, 7/05/13	2,785	2,785,000
Groton School (US Bank NA SBPA), 0.06%, 7/05/13	3,415	3,415,000
New England Deaconess, Series B (Manufacturers & Traders LOC), 0.08%, 7/05/13	9,680	9,680,000
Massachusetts Development Finance Agency, Senior Mortgage, Woodbriar Senior Living Facility, RBC Municipal Products Inc., Trust, RB, VRDN, FLOATS, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 7/05/13 (b)(c)	9,000	9,000,000
Massachusetts Health & Educational Facilities Authority, RB:
Massachusetts Institute of Technology, Series M, 5.25%, 7/01/14	150	157,352
Massachusetts Institute of Technology, Series N, 5.00%, 7/01/14	100	104,586
Simmons College, Series F (NPFGC), 5.00%, 10/01/13 (d)	350	354,165
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System (a):
Series D-3 (JPMorgan Chase Bank NA SBPA), 0.05%, 7/05/13	4,150	4,150,000
Series P2 (JPMorgan Chase NA SBPA), 0.04%, 7/05/13	900	900,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	1

Schedule of Investments (continued)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority, Refunding RB, Harvard University, Series A, 4.00%, 12/15/13	$225	$228,758
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN (a):
Children's Hospital, Series N-4 (JPMorgan Chase Bank LOC), 0.05%, 7/01/13	3,000	3,000,000
Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.07%, 7/05/13	3,400	3,400,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (a):
Development, Garlock Printing Corp. (Bank of America NA LOC), 0.71%, 7/05/13	340	340,000
Gem Group, Inc. Issue (Bank of America NA LOC), 0.71%, 7/05/13	840	840,000
Multi-Mode Development, 225 Bodwell Project (JPMorgan Chase Bank LOC), 0.72%, 7/05/13	4,000	4,000,000
Massachusetts School Building Authority, RB:
Senior Series B, 4.00%, 10/15/13	130	131,404
Series A, 4.00%, 5/15/14	150	154,774
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-528 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.07%, 7/05/13 (a)(b)(c)	2,980	2,980,000
Massachusetts Water Pollution Abatement Trust, Pool Program Bonds, RB, Series 9:
3.70%, 8/01/13	280	280,832

	Par (000)	Value
Municipal Bonds
Massachusetts (concluded)
Massachusetts Water Pollution Abatement Trust, Pool Program Bonds, RB, Series 9 (concluded):
5.25%, 8/01/13 (d)	$350	$351,499
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (Citibank NA SBPA) (AGM), 0.06%, 7/05/13 (a)(b)	5,995	5,995,000
Metropolitan Boston Transit Parking Corp., RB, FLOATS, VRDN, Wells Fargo Stage Trust, Series 77-C (Wells Fargo Bank NA SBPA), 0.06%, 7/05/13 (a)(b)(c)	6,700	6,700,000
Town of Amesbury Massachusetts, GO, Refunding, BAN, 1.00%, 12/13/13	1,500	1,503,530
Town of Andover Massachusetts, GO, Refunding, 4.00%, 10/15/13	300	303,234
Town of Burlington Massachusetts, GO, Municipal Purpose Loan, 3.00%, 7/15/13	150	150,166
Town of Dedham Massachusetts, GO, Municipal Purpose Loan, 2.00%, 5/15/14	275	279,027
Town of Hopkinton Massachusetts, GO, Refunding, 3.00%, 9/01/13	300	301,378
Town of North Attleborough Massachusetts, GO, Refunding, Municipal Purpose Loan, 1.00%, 5/15/14	730	734,167
Town of Sandwich Massachusetts, GO, Refunding, 3.00%, 9/15/13	100	100,563
University of Massachusetts Building Authority, Refunding RB, VRDN, 7- Month Window, Senior Series 2, 0.15%, 1/24/14 (a)	2,955	2,955,000
Total Investments (Cost - $124,912,723*) – 96.8%		124,912,723
Other Assets Less Liabilities – 3.2%		4,194,877
Net Assets – 100.0%		$129,107,600

* Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	2

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:

Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$124,912,723	—	$124,912,723
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $172,075 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	3

Schedule of Investments June 30, 2013 (Unaudited)	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Michigan — 82.8%
Berrien County EDC Michigan, EDRB, VRDN, Arlington Corp. Project, (JPMorgan Chase Bank NA LOC), AMT, 0.32%, 7/05/13 (a)	$1,095	$’ 1,095,000
Chelsea EDC Michigan, Refunding RB, VRDN, Silver Maples of Chelsea Project, Limited Obligation, (Comerica Bank LOC), 0.07%, 7/05/13 (a)	1,940	1,940,000
Detroit Water Supply System, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4240, Series D (BHAC) (Deutsche Bank AG SBPA), 0.31%, 7/05/13 (a)(b)(c)	5	5,000
Grand Valley State University, Refunding RB, VRDN, Series B (US Bank NA LOC), 0.05%, 7/05/13 (a)	2,000	2,000,000
Huron Valley School District Michigan, GO, Refunding, 5.00%, 5/01/14	2,200	2,286,131
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo Bank NA SBPA), 0.06%, 7/05/13 (a)(b)(c)	2,000	2,000,000
Macomb County EDC, RB, VRDN, Aim Plastics, Inc. Project, (Comerica Bank LOC), AMT, 0.16%, 7/05/13 (a)	650	650,000
Macomb County Hospital Finance Authority, RB, Mt. Clemens General Hospital, Series B, 5.75%, 11/15/13 (d)	200	204,087
Michigan Finance Authority, RB, Higher Education Facilities, VRDN (a): Adrian College, (Comerica Bank LOC), 0.11%, 7/05/13	2,000	2,000,000
University of Detroit Mercy Project, (JPMorgan Chase Bank NA LOC), 0.07%, 7/05/13	3,075	3,075,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C, (Citibank NA LOC), 0.07%, 7/05/13 (a)	685	685,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A, (Wells Fargo Bank NA LOC), 0.05%, 7/05/13 (a)	5,030	5,030,000
Michigan State, GO, Refunding, 5.50%, 12/01/13	100	102,180

	Par (000)	Value
Municipal Bonds
Michigan (concluded)
Michigan State Housing Development Authority, Refunding RB, VRDN, AMT (a):
Series A, (Barclays Bank Plc SBPA), 0.08%, 7/05/13	$1,985	$1,985,000
S/F Mortgage, Series E, (Bank of Tokyo-Mitsubishi SBPA) 0.08%, 7/05/13	500	500,000
Series A, (JPM Chase Bank, NA SBPA) 0.09%, 7/01/13	4,400	4,400,000
Michigan State Trunk Line Fund, RB, 3.60%, 9/01/13	100	100,567
Michigan State Trunk Line Fund, Refunding RB, 3.00%, 11/15/13	500	505,106
Michigan Strategic Fund, RB, VRDN, AMT (a):
Golden Keys Development LLC Project, (JPMorgan Chase Bank NA LOC), 0.14%, 7/05/13	1,125	1,125,000
Mans LLC Project, Limited Obligation, (Comerica Bank LOC), 0.16%, 7/05/13	700	700,000
Riverwalk Properties LLC Project, (Comerica Bank LOC), 0.16%, 7/05/13	1,300	1,300,000
Vector Investments Project, (Bank of America NA LOC), 0.34%, 7/05/13	700	700,000
C&M Manufacturing Corp., Inc. Project, (JPMorgan Chase Bank NA LOC), 0.52%, 7/05/13	820	820,000
Oakland County Economic Development Corp., Refunding RB, VRDN, Cranbrook Education Community Project, (JPMorgan Chase Bank NA LOC), 0.06%, 7/05/13 (a)	2,000	2,000,000
Oakland University Michigan, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 0.07%, 7/05/13 (a)	995	995,000
University of Michigan, RB, VRDN, General, Series D-1, 0.01%, 7/01/13 (a)	1,300	1,300,000
University of Michigan, Refunding RB, VRDN, Series B (The Northern Trust Company SBPA), 0.02%, 7/01/13 (a)	3,200	3,200,000
Western Township Utilities Authority, GO, Refunding, 4.00%, 1/01/14	625	636,611
		41,339,682
Total Investments (Cost - $41,339,682*) – 82.8%		41,339,682
Other Assets Less Liabilities – 17.2%		8,591,814
Net Assets – 100.0%		$49,931,496

* Cost for federal income tax purposes.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	1

Schedule of Investments (continued)	BIF Michigan Municipal Money Fund

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDC	Economic Development Corp.
EDRB	Economic Development Revenue Bonds
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single Family
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	2

Schedule of Investments (concluded)	BIF Michigan Municipal Money Fund

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$41,339,682	—	$41,339,682

1 See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $6,925,930 is categorized as Level 1 with the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	3

Schedule of Investments June 30, 2013 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 91.3%
Borough of Avalon New Jersey, GO, BAN, 1.00%, 2/27/14	$5,320	$5,342,116
Borough of Dumont New Jersey, GO, Refunding, BAN, 1.00%, 6/25/14 (a)	4,150	4,167,895
Borough of Metuchen New Jersey, GO, BAN, 1.00%, 2/28/14	5,060	5,074,219
Borough of Saddle River New Jersey, GO, BAN, 1.00%, 8/02/13	3,861	3,862,596
Borough of Westwood New Jersey, GO, BAN, 1.00%, 5/02/14	5,309	5,330,244
Borough of Wood-Ridge New Jersey, GO, Refunding, BAN, 1.00%, 2/14/14	7,017	7,032,716
Burlington County Bridge Commission, Refunding RB, Project Notes, Solid Waste Project, 2.00%, 10/08/13	9,200	9,237,609
Camden County Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.11%, 7/05/13 (b)	1,665	1,665,000
City of Ocean City, GO, BAN, 1.00%, 3/07/14	4,500	4,511,003
County of Gloucester New Jersey, GO, Refunding, 1.00%, 3/01/14	450	451,799
Lower Township Municipal Utilities Authority, Refunding RB, Project Notes, Series B, 1.50%, 9/20/13	6,250	6,263,967
New Jersey EDA, RB, VRDN (b):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.05%, 7/05/13	8,600	8,600,000
Morris Museum Project (JPMorgan Chase NA LOC), 0.08%, 7/05/13	5,350	5,350,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.21%, 7/05/13	5,840	5,840,000
PB Tower & Metro Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.21%, 7/05/13	2,985	2,985,000
PB Tower & Metro Project, Series B, AMT (Wells Fargo Bank NA LOC), 0.21%, 7/05/13	1,490	1,490,000
Urban League Project (Wells Fargo Bank NA LOC), 0.11%, 7/05/13	1,885	1,885,000
New Jersey EDA, Refunding RB, VRDN (b):
Blair Academy Project (Wells Fargo Bank NA LOC), 0.03%, 7/05/13	6,910	6,910,000
Exxon Project, 0.01%, 7/01/13	1,000	1,000,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.16%, 7/05/13	5,400	5,400,000
New Jersey Educational Facilities Authority, RB (c):
Kean University, Series D, 5.25%, 7/01/13	1,200	1,200,166

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority, RB (c) (concluded):
Stevens Institute of Technology, 5.13%, 7/01/13	$2,670	$2,670,352
Stevens Institute of Technology, 5.25%, 7/01/13	2,700	2,700,375
New Jersey Educational Facilities Authority, Refunding RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.05%, 7/05/13 (b)	6,405	6,405,000
New Jersey Environmental Infrastructure Trust, Refunding RB, VRDN, Series A-R (Bank of America NA SBPA), 0.04%, 7/05/13 (b)(d)	500	500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (b):
Recovery Management System, Inc. (TD Bank NA LOC), 0.05%, 7/05/13	6,340	6,340,000
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.03%, 7/05/13	7,910	7,910,000
Series A-4 (TD Bank NA LOC), 0.05%, 7/05/13	11,035	11,035,000
Virtua Health (Wells Fargo Bank NA LOC), 0.03%, 7/05/13	3,600	3,600,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN, RWJ Health Care Corp. (TD Bank NA LOC), 0.05%, 7/05/13 (b)	115	115,000
New Jersey State Educational Facilities Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 3922 (JPMorgan Chase Bank SBPA), 0.07%, 7/05/13 (b)(d)(e)	2,165	2,165,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC SBPA) (b)(e):
Series L-35, 0.11%, 7/05/13	25,245	25,245,000
Series L-36, 0.11%, 7/05/13	19,300	19,300,000
New Jersey State Housing & Mortgage Finance Agency, RB, VRDN, S/F Housing, AMT (Barclays Bank Plc SBPA) (b):
Series O, 0.07%, 7/05/13	6,100	6,100,000
Series Q, 0.07%, 7/05/13	7,405	7,405,000
New Jersey State Housing & Mortgage Finance Agency, Refunding RB, VRDN, S/F Housing, Series O (Barclays Bank Plc SBPA), 0.07%, 7/05/13 (b)	14,525	14,525,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	1

Schedule of Investments (continued)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Clipper Caraval Tax-Exempt Certificate Trust, RB, VRDN, Series 31 (State Street Bank & Trust Co. SBPA), 0.06%, 7/05/13 (b)	$27,700	$27,700,000
New Jersey Transportation Trust Fund Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-447 (Deutsche Bank AG SBPA), 0.07%, 7/05/13 (b)(e)	29,935	29,935,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT (JPMorgan Chase Bank NA SBPA) (b)(d)(e):
Series 3176, 0.11%, 7/05/13	27,860	27,860,000
Series 3193, 0.11%, 7/05/13	12,995	12,995,000
Township of Colts Neck New Jersey, GO, BAN, Series A, 1.00%, 2/25/14	3,831	3,843,267
Township of Delran New Jersey, GO, BAN, 1.00%, 11/12/13	4,653	4,657,185
Township of Marlboro New Jersey, GO, BAN, 1.00%, 6/11/14	1,000	1,005,090
Township of Mendham New Jersey, GO, BAN, 1.00%, 5/22/14	500	502,487
Township of Neptune New Jersey, GO, BAN, 1.00%, 9/13/13	6,560	6,564,812

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 10/15/13	$900	$901,471
Township of Scotch Plains New Jersey, GO, BAN, 1.00%, 1/17/14	2,730	2,738,970
Township of Sparta New Jersey, GO, Refunding, BAN, 1.00%, 11/01/13	700	701,568
Township of Vernon New Jersey, GO, BAN, 1.25%, 3/28/14	2,585	2,598,376
Township of Voorhees New Jersey, GO, BAN, 1.00%, 8/08/13	4,029	4,030,496
Township of West Orange New Jersey, GO, BAN, 1.00%, 5/20/14	830	834,470
Union County Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.01%, 7/01/13 (b)	2,400	2,400,000
		338,883,249
Pennsylvania — 0.3%
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.05%, 7/05/13 (b)	950	950,000
Total Investments (Cost - $339,833,249*) – 91.6%		339,833,249
Other Assets Less Liabilities – 8.4%		31,360,203
Net Assets – 100.0%		$371,193,452

* Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	When-issued security. Unsettled when-issued transactions were as follows:
Counterparty	Value	Unrealized Appreciation
National Financial Services..	$4,167,895	—

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	2

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single Family
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:
Level 1	Level 2	Level 3	Total
Assets:
Investments: Municipal Bonds[1]	—	$339,833,249	—	$339,833,249

1 See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $31,038,132 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	3

Schedule of Investments June 30, 2013 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 98.3%
Arlington Central School District, GO, Refunding, BAN, 1.00%, 11/15/13	$1,696	$1,699,645
Austin Trust, Refunding RB, VRDN (a)(b):
New York State Thruway Authority, Series 2008-3507, (Bank of America NA SBPA), 0.18%, 7/05/13	3,350	3,350,000
New York State Urban Development Corp., Series 2008-3508, (Bank of America NA SBPA), 0.08%, 7/05/13	6,450	6,450,000
Triborough Bridge & Tunnel Authority, Series 2008-1184, (Bank of America NA SBPA), 0.08%, 7/05/13	4,300	4,300,000
Beekmantown Central School District, GO, BAN, Refunding:
1.00%, 7/05/13	5,100	5,100,312
1.00%, 5/01/14 (c)	2,145	2,155,093
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.07%, 7/05/13 (a)	5,000	5,000,000
City of New York, New York, GO, Refunding, VRDN (a):
Sub-Series C-2 (Bayerische Landesbank LOC), 0.09%, 7/05/13	7,615	7,615,000
Sub-Series E-2 (JPMorgan Chase Bank NA LOC), 0.06%, 7/01/13	6,000	6,000,000
City of New York, New York, GO, VRDN (a):
JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3282 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/05/13 (b)(d)	3,325	3,325,000
ROCS, Series RR-II-R-11685 (Citibank NA SBPA), 0.06%, 7/05/13 (b)	2,000	2,000,000
Series F-4 (Landesbank Hessen-Thuringen LOC), 0.09%, 7/05/13	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.09%, 7/05/13	11,315	11,315,000
Sub-Series A-3 (Mizuho Corporate Bank LOC), 0.03%, 7/01/13	20,000	20,000,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.06%, 7/05/13	14,260	14,260,000
Sub-Series B-9 (JPMorgan Chase Bank NA LOC), 0.05%, 7/05/13	2,000	2,000,000
Sub-Series F-3 (Sumitomu Mitsui Banking Corp. LOC), 0.06%, 7/05/13	10,000	10,000,000
Sub-Series G-5 (Wells Fargo Bank NA SBPA), 0.03%, 7/01/13	19,000	19,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
City of New York, New York, GO, VRDN (a) (continued):
Sub-Series G7 (Bank of Tokyo - Mitsubishi UFJ Ltd. LOC), 0.03%, 7/01/13	$2,950	$2,950,000
Sub-Series I-4 (Bank of New York Mellon LOC), 0.05%, 7/01/13	6,800	6,800,000
Sub-Series I-8 (State Street Bank Trust Co. LOC), 0.07%, 7/01/13	6,000	6,000,000
Sub-Series L-6 (Wells Fargo Bank NA SBPA), 0.03%, 7/01/13	6,700	6,700,000
Cohoes Industrial Development Agency, RB, VRDN, Eddy Village Project (Bank of America NA LOC), 0.06%, 7/05/13 (a)	19,500	19,500,000
County of Albany New York, GO, Refunding, 4.00%, 11/15/13	160	162,189
County of Dutchess New York, GO, 3.00%, 12/01/13	840	849,504
County of Tompkins New York, GO, BAN, 1.00%, 7/15/14 (c)	5,000	5,032,850
East Syracuse-Minoa Central School District, GO, Refunding, 4.00%, 12/15/13	200	203,369
Elwood Union Free School District, GO, Refunding, 2.00%, 12/01/13	400	402,765
Erie County Fiscal Stability Authority, RB, Sales Tax & State Aid Secured, Series B, 3.00%, 12/01/13	275	278,089
Hauppauge Union Free School District, GO, 2.50%, 7/15/13	100	100,090
Hyde Park Central School District, GO, BAN, 0.75%, 6/26/14	7,827	7,859,580
Long Island Power Authority, RB, VRDN, Sub-Series 1B (State Street Bank Trust Co. LOC), 0.06%, 5/01/33 (a)	13,700	13,700,000
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.09%, 7/05/13 (a)(b)(d)	4,625	4,625,000
Metropolitan Transportation Authority, RB, Commuter Facilities, Series E, 5.00%, 7/01/13 (e)	255	255,033
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series A, 4.00%, 11/15/13	400	405,564
Service Contract, Series A, 5.50%, 7/01/14	100	105,101
Metropolitan Transportation Authority, Refunding RB, VRDN, Series A-2 (Bank of Tokyo - Mitsubishi UFJ Ltd. LOC), 0.05%, 7/05/13 (a)	32,925	32,925,000
BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	1

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Middletown City School District, GO, Refunding, BAN, 1.00%, 9/26/13	$17,100	$17,127,492
Monroe County Industrial Development Agency, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 7/05/13 (a)(b)	6,385	6,385,000
Nassau County Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor), 0.07%, 7/05/13 (a)	13,250	13,250,000
New York City Housing Development Corp., MRB, VRDN, Parkview II Apartments, Series A, AMT (Citibank NA LOC), 0.09%, 7/05/13 (a)	4,255	4,255,000
New York City Housing Development Corp., RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Guarantor), 0.06%, 7/05/13	10,900	10,900,000
Balton, Series A (Freddie Mac LOC), 0.07%, 7/05/13	800	800,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.06%, 7/05/13	7,765	7,765,000
M/F, Series K-2 (Wells Fargo Bank NA SBPA), 0.03%, 7/05/13	2,800	2,800,000
ROCS, Series II-R-13100 (Citibank NA SBPA), 0.08%, 7/01/13 (b)(d)	1,125	1,125,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor), 0.06%, 7/05/13	14,065	14,065,000
New York City Housing Development Corp., Refunding RB, VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-Thuringen LOC), 0.09%, 7/05/13	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA), 0.12%, 7/05/13 (b)(d)	6,175	6,175,000
New York City Industrial Development Agency, RB, VRDN, AMT (a):
Air Express International Corp. Project (Citibank NA LOC), 0.06%, 7/05/13	8,000	8,000,000
Korean Air Lines Co. Ltd Project, Series C (Kookmin Bank, LOC), 0.19%, 7/05/13	7,600	7,600,000
New York City Municipal Water Finance Authority, RB, VRDN (a):
2nd General Resolution, Sub-Series BB-3 (Royal Bank Of Canada), 0.05%, 7/05/13	800	800,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, RB, VRDN (a) (continued):
PUTTERS, Series 2559 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/05/13	$1,775	$1,775,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a):
2nd General Resolution, Series DD-2 (Bank of New York SBPA), 0.03%, 7/01/13	5,020	5,020,000
Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.10%, 7/05/13 (b)	14,900	14,900,000
ROCS, Series II-R-12309 (Citibank NA SBPA), 0.08%, 7/05/13 (b)	10,000	10,000,000
Sub-Series A-2 (Mizuho Corporate Bank SBPA), 0.03%, 7/01/13	7,500	7,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2009, Series S-1 (State Aid Withholding), 3.75%, 7/15/13	125	125,178
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN (a):
Future Tax-Exempt Subordinate Sub-Series A-4 (The Northern Trust Company SBPA), 0.03%, 7/01/13	14,150	14,150,000
Future Tax-Exempt Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp. LOC), 0.05%, 7/05/13	6,000	6,000,000
Sub-Series 2F (Bayerische Landesbank SBPA), 0.09%, 7/01/13	2,190	2,190,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (a):
New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.06%, 7/01/13	6,100	6,100,000
Sub-Series A-4 (TD Bank NA SBPA), 0.03%, 7/01/13	3,000	3,000,000
New York Local Government Assistance Corp., Refunding RB, Senior Lien, Series A, 5.00%, 4/01/14	225	232,842
New York Local Government Assistance Corp., Refunding RB, VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.11%, 7/05/13 (a)	12,100	12,100,000
New York State Dormitory Authority, RB:
Consolidated Service Contract, 4.00%, 7/01/13	200	200,020

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	2

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, RB (continued):
Cornell University, Series A, 5.00%, 7/01/13	$150	$150,019
State Income Tax, General Purpose, Series C, 4.00%, 3/15/14	640	656,477
State Personal Income Tax, Series A, 4.00%, 2/15/14	690	705,805
State University Dormitory Facilities, Series A, 4.00%, 7/01/13	775	775,079
New York State Dormitory Authority, RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.09%, 7/05/13	5,500	5,500,000
JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3280 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/05/13 (b)	3,325	3,325,000
PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/05/13 (b)	5,325	5,325,000
ROCS, Series RR-II-11843 (BHAC) (Citibank NA SBPA), 0.07%, 7/05/13 (b)	6,900	6,900,000
New York State Dormitory Authority, Refunding RB, New York University, Series A, 2.50%, 7/01/14	300	306,360
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University, Consolidated 5th Series C (Bank of America NA LOC), 0.06%, 7/05/13	4,000	4,000,000
Cornell University, Series B (JPMorgan Chase Bank NA SBPA), 0.07%, 7/05/13	4,400	4,400,000
FFT Senior Communities, Inc. (HSBC Bank NA LOC), 0.06%, 7/05/13	2,800	2,800,000
Long Island University, Series A-2 (TD Bank NA LOC), 0.07%, 7/05/13	3,500	3,500,000
Secondary Issues Floaters, Series 3323 (Credit Suisse Liquidity Agreement), 0.06%, 7/05/13 (b)	3,345	3,345,000
New York State Environmental Facilities Corp., Refunding RB, VRDN, PUTTERS, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/05/13 (a)(d)	3,500	3,500,000
New York State HFA, HRB, VRDN (a):
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.08%, 7/05/13	8,000	8,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York State HFA, HRB, VRDN (a) (continued):
175 West 60th Street, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.03%, 7/05/13	$6,800	$6,800,000
363 West 30th Street, Series A, AMT (Freddie Mac Guarantor), 0.06%, 7/05/13	12,150	12,150,000
Grace Towers, Series A, AMT (Freddie Mac Guarantor), 0.06%, 7/05/13	2,880	2,880,000
New York State HFA, Refunding HRB, VRDN, Series M-2 (Bank of America NA LOC), 0.11%, 7/05/13 (a)	3,970	3,970,000
New York State Thruway Authority, RB:
Second General Highway and Bridge Trust, Series A, 4.00%, 4/01/14	710	729,670
Second General Highway and Bridge Trust, Series B, 5.25%, 4/01/14	250	259,147
Transportation, Series A, 3.50%, 3/15/14	150	153,356
Transportation, Series A, 4.00%, 3/15/14	100	102,545
New York State Thruway Authority, Refunding RB:
Local Highway and Bridge Service Contract, 3.00%, 4/01/14	275	280,471
Local Highway and Bridge Service Contract, 5.00%, 4/01/14	300	310,487
Local Highway and Bridge Service Contract, 5.00%, 4/01/14	550	569,370
Local Highway and Bridge Service Contract, Series A, 4.00%, 4/01/14	300	308,170
Second General Highway and Bridge Trust, Series A, 5.00%, 4/01/14	110	113,839
Second General Highway and Bridge Trust, Series B, 5.00%, 4/01/14	100	103,472
New York State Urban Development Corp., RB:
Personal Income Tax, Series A-1, 4.00%, 12/15/13	100	101,693
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/14	240	247,910
State Personal Income Tax, Series A1, 5.00%, 12/15/13	100	102,146

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	3

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Urban Development Corp., RB (concluded):
State Personal Income Tax, Series B1, 3.50%, 3/15/14	$100	$102,224
Onondaga County Industrial Development Agency New York, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 7/05/13 (a)	8,085	8,085,000
Orchard Park Central School District, GO, Refunding, BAN, Series A, 1.00%, 12/13/13	9,800	9,829,728
Oswego County Industrial Development Agency New York, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.16%, 7/05/13 (a)	1,210	1,210,000
Pleasantville Union Free School District, GO, Refunding, Serial Bonds (State Aid Withholding), 3.00%, 11/01/13	100	100,909
Port Authority of New York & New Jersey, Refunding RB, VDRN (a)(b):
FLOATS, Series 3321 (Credit Suisse Liquidity Agreement), 0.06%, 7/05/13	1,000	1,000,000
ROCS, Series RR-II-R-14023 (Citibank NA SBPA), 0.07%, 7/05/13	2,000	2,000,000
Port Authority of New York & New Jersey, Refunding RB, VRDN (a)(b):
FLOATS, Series 2977 AMT (Morgan Stanley Bank SBPA), 0.09%, 7/05/13 (d)	14,000	14,000,000
PUTTERS, Series 2945 AMT (JPMorgan Chase Bank NA SBPA), 0.11%, 7/05/13 (d)	1,665	1,665,000
ROCS, Series RR-II-R-14020 (Citibank NA SBPA), 0.07%, 7/05/13	2,500	2,500,000
Putnam County, GO, TAN, 1.00%, 10/25/13	4,250	4,259,254
Rensselaer County Industrial Development Agency, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/05/13 (a)	4,785	4,785,000
Rockland County Industrial Development Agency New York, Refunding RB, VRDN, Dominican College Project, Series A (TD Bank NA LOC), 0.11%, 7/05/13 (a)	8,335	8,335,000
Rye Neck Union Free School District, GO, BAN, 1.00%, 5/15/14	3,390	3,408,577
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Credit Suisse NY SBPA), 0.06%, 7/05/13 (a)	10,800	10,800,000

Municipal Bonds	Par (000)	Value
New York (continued)
State of New York, GO, Series A, 5.00%, 2/15/14	$400	$411,629
State of New York, GO, Refunding, Series C, 5.00%, 4/15/14	150	155,527
Sweet Home Central School District, GO, TAN, 0.75%, 11/14/13	5,000	5,006,291
Town of Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe, Inc. Project, Senior Living Facility, Series A (Manufacturers & Traders Trust LOC), 0.08%, 7/05/13 (a)	3,855	3,855,000
Town of Carmel New York, GO, Refunding, BAN, Series A, 0.75%, 10/11/13	4,021	4,025,403
Town of LaGrange New York, GO, Refunding, BAN, Series B, 1.00%, 3/28/14	5,278	5,297,942
Town of North Hempstead New York, GO, Refunding, Serial Bonds, 4.00%, 2/01/14	100	102,139
Town of Smithtown New York, GO, Refunding, Public Improvements, 4.00%, 12/15/13	100	101,671
Town of Webster New York, GO, Refunding, BAN, 0.75%, 10/02/13	4,210	4,213,336
Triborough Bridge & Tunnel Authority, RB:
General, Sub-Series B1, 5.00%, 11/15/13 (f)	1,225	1,246,613
Subordinate Bonds, Series A, 5.13%, 11/15/13 (e)	100	101,804
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B-2 (California State Teachers' Retirement System LOC), 0.06%, 7/05/13 (a)	3,200	3,200,000
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 4.00%, 1/01/14	100	101,853
General, Series B, 5.25%, 11/15/13	360	366,649
Special Obligation, Series A, 5.13%, 1/01/14 (e)	150	153,620
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General (California State Teachers' Retirement System LOC) (a):
Series B-2A, 0.06%, 7/01/13	13,100	13,100,000
Series B-2BB, 0.06%, 7/01/13	9,455	9,455,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders Trust LOC), 0.11%, 7/05/13 (a)	6,935	6,935,000
BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	4

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Valley Central School District at Montgomery, GO, Refunding, BAN, 1.00%, 2/20/14	$6,000	$6,025,372
Yonkers Industrial Development Agency, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.07%, 7/05/13 (a)	15,475	15,475,000

Value
Total Investments (Cost - $661,946,273*) – 98.3%	$661,946,273
Other Assets Less Liabilities – 1.7%	11,785,024
Net Assets – 100.0%	$673,731,297

*	Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Pershing LLC	$2,155,093	—
National Financial Services	$5,032,850	—

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Variable rate security. Rate shown is as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
DRIVERS	Derivative Inverse Tax-Exempt Receipts
Fannie Mae	Federal National Mortgage Association
FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corporation
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDRB	Industrial Development Revenue Bonds
LOC	Letter of Credit
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SBPA	Stand-by Bond Purchase Agreements
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	5

Schedule of Investments (concluded)	BIF New York Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:
		Level 1	Level 2	Level 3	Total
Assets:
Investments: Municipal Bonds[1]		—	$661,946,273	—	$661,946,273

1 See above Schedule of Investments for values in the State.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $16,473,877 is categorized as Level 1 with the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	6

Schedule of Investments June 30, 2013 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio — 95.4%
Butler County Ohio, GO, BAN, Various Purpose, 0.40%, 8/01/13	$800	$800,000
Butler County Ohio, Refunding RB, VRDN, Lifesphere Project (US Bank NA LOC), 0.06%, 7/05/13 (a)	6,835	6,835,000
City of Beachwood, GO, BAN, 1.00%, 8/07/13	1,035	1,035,774
City of Cincinnati Ohio, GO, Refunding, Unlimited Tax, Various Purpose:
Series A, 4.00%, 12/01/13	290	294,498
Series G, 4.00%, 12/01/13	500	507,918
City of Cleveland Ohio Waterworks, Refunding RB, VRDN, Series Q (Bank of New York Mellon LOC), 0.06%, 7/05/13 (a)	1,400	1,400,000
City of Columbus Ohio, BB&T Municipal Trust, Refunding, VRDN, Sewerage System, Series A (Branch Banking & Trust Co. SBPA), 0.06%, 7/05/13 (a)(b)	2,000	2,000,000
City of Columbus Ohio, GO, Refunding, Various Purpose, Limited Tax Notes, 1.50%, 11/21/13	2,350	2,361,924
City of Columbus Ohio, RB, PUTTERS, VRDN, Series 2456 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/05/13 (a)(b)	1,200	1,200,000
City of Independence Ohio, GO, BAN, Various Purpose, 1.13%, 4/16/14	1,555	1,564,516
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/15/14	1,400	1,407,169
City of Lebanon, GO, BAN, Various Purpose, 1.00%, 4/24/14	300	301,707
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial Hospital Project (JPMorgan Chase Bank NA LOC), 0.08%, 7/05/13 (a)	2,800	2,800,000
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/12/14	1,800	1,807,507
City of North Ridgeville Ohio, GO, BAN, 0.65%, 4/03/14	905	906,364
City of Sharonville Ohio, GO, BAN, Various Purpose, 1.00%, 7/11/13	100	100,015
City of Strongsville, GO, BAN, Street Improvement, 1.00%, 10/23/13	1,000	1,002,196
Cleveland-Cuyahoga County Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JP Morgan Chase Bank NA LOC), 0.07%, 7/05/13 (a)	2,000	2,000,000

	Par (000)	Value
Municipal Bonds
Ohio (continued)
Columbus Ohio Regional Airport Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series DB-488 (NPFGC) (Deutsche Bank AG SBPA), 0.07%, 7/05/13 (a)(b)	$3,155	$3,155,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, AMT (Fannie Mae Guarantor), 0.11%, 7/05/13 (a)	3,100	3,100,000
County of Trumbull Ohio, Refunding RB, VRDN, Shepherd (Manufacturers & Traders Trust Co. LOC), 0.08%, 7/05/13 (a)	7,480	7,480,000
Lake County Ohio, GO, BAN, Various Purpose Utilities, 1.00%, 7/23/13	2,760	2,761,092
Lorain County Port Authority, RB, VRDN, St. Ignatius High School Project (US Bank NA LOC), 0.08%, 7/05/13 (a)	1,745	1,745,000
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.06%, 7/05/13 (a)	2,000	2,000,000
Ohio HFA, RB, VRDN, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.09%, 7/05/13 (a)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Series A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.11%, 7/05/13 (a)(b)	445	445,000
Ohio Higher Educational Facility Commission, RB, VRDN, Case Western Reserve University 2002 Project, Series A (Wells Fargo Bank NA SBPA) (a):
0.05%, 7/01/13	1,000	1,000,000
0.05%, 7/01/13	1,900	1,900,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, Cleveland Clinic Health System Obligated Group, Series B, 0.04%, 7/01/13 (a)	3,300	3,300,000
Ohio State Higher Educational Facilities Commission, RB, TECP (Northern Trust Co. SBPA), 0.18%, 8/01/13	4,000	4,000,000
State of Ohio, GO:
Common Schools, Series B, 3.00%, 9/15/13	1,500	1,508,815
Series K, 5.00%, 8/01/13 (c)(d)	125	125,525
State of Ohio, GO, Refunding, Higher Education, Series C, 5.00%, 8/01/13	430	431,795

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	1

Schedule of Investments (continued)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Ohio (continued)
State of Ohio, GO, VRDN, Common Schools, Series B (State of Ohio Liquidity Facilities), 0.04%, 7/05/13 (a)	$1,355	$1,355,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.26%, 7/05/13 (a)	2,700	2,700,000

	Par (000)	Value
Municipal Bonds
Ohio (concluded)
Toledo City School District, GO, School Facilities Improvement, Series B (NPFGC), 5.25%, 12/02/13 (d)	$500	$510,494
Total Investments (Cost - $71,742,309*) – 95.4%		71,742,309
Other Assets Less Liabilities – 4.6%		3,474,992
Net Assets – 100.0%		$75,217,301

* Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	Security is collateralized by Municipal or US Treasury obligations.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
Fannie Mae	Federal National Mortgage Association
Ginnie Mae	Government National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	2

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments: Municipal Bonds[1]	—	$71,742,309	—	$71,742,309

[1] See above Schedule of Investments for value in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $1,451,812 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	3

Schedule of Investments June 30, 2013 (Unaudited)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania — 100.6%
Allegheny County Port Authority, Refunding RB, Transportation, 4.00%, 3/01/14	$150	$153,604
Blairsville-Saltsburg School District, GO, Refunding, 2.00%, 11/15/13	270	271,766
Bucks County Water & Sewer Authority, Refunding RB (AGM), 3.00%, 12/01/13	100	101,108
Catasauqua Area School District, 4.60%, 5/15/14 (a)	100	103,451
Centennial School District Bucks County, GO, Series A, 2.00%, 12/15/13	100	100,759
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/05/13 (b)(c)(d)	2,800	2,800,000
Central York School District, GO, Refunding, 2.50%, 2/15/14	100	101,311
Centre County Pennsylvania, GO, 5.25%, 7/01/13 (a)	265	265,037
Chartiers Houston School District, GO, 4.20%, 3/01/14 (a)	100	102,582
Chester County IDA, RB, VRDN, AMT (Wells Fargo Bank NA LOC) (b):
Hankin Group, Series A, 0.26%, 7/05/13	1,505	1,505,000
West Vincent Association, Series B, 0.26%, 7/05/13	1,640	1,640,000
Chester County Pennsylvania, GO, Refunding:
3.50%, 11/15/13	90	91,068
Owen J Roberts School District, 1.00%, 5/15/14 (e)	100	100,608
Series C, 2.50%, 7/15/14	100	102,181
City of Philadelphia Pennsylvania, GO, Refunding, VRDN, Multi-Modal, Series B (Bank of New York Mellon LOC), 0.06%, 7/05/13 (b)	3,000	3,000,000
City of Philadelphia Pennsylvania, Refunding ARB, AMT, 4.00%, 6/15/14	150	154,989
City of Philadelphia Pennsylvania, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series B, AMT (AGM) (Deutsche Bank AG SBPA), 0.13%, 7/05/13 (b)(c)(d)	4,000	4,000,000
Commonwealth of Pennsylvania, GO, Refunding:
5.50%, 2/01/14	100	103,031
First Series, 4.00%, 7/15/13	50	50,077

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Commonwealth of Pennsylvania, GO, Refunding (concluded):
First Series, 5.00%, 7/01/13	$100	$100,013
Second Series, 5.00%, 7/01/13	785	785,103
Third Series, 5.00%, 9/01/13	100	100,806
Commonwealth of Pennsylvania, Clipper Caravel Tax-Exempt Certificate Trust, RB, VRDN, FLOATS, Series 58 (State Street Bank & Trust Co. SBPA), 0.06%, 7/05/13 (b)(c)(d)	1,285	1,285,000
Connellsville Area School District, GO, Refunding, Series B, 5.00%, 11/15/13 (a)	200	203,579
Cumberland County Pennsylvania, GO, 4.00%, 5/01/14	50	51,525
Delaware County Authority, Refunding RB, VRDN, Riddle Village Project (Bank of America NA LOC), 0.08%, 7/05/13 (b)	1,400	1,400,000
Delaware County IDA, RB, VRDN, Scott Paper Co, Series A (Kimberly Clark Corp. Guaranty Agreement), 0.09%, 7/05/13 (b)	700	700,000
Delaware County Pennsylvania, Interboro School District, GO, Refunding, Series B, 4.00%, 8/15/13	50	50,213
Delaware River Joint Toll Bridge Commission, Refunding RB:
5.00%, 7/01/13 (a)	100	100,013
5.00%, 7/01/13 (a)	100	100,013
5.25%, 7/01/13 (f)	700	700,093
5.25%, 7/01/13 (a)	50	50,007
5.25%, 7/01/13 (a)	315	315,043
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN (b):
Series A (Royal Bank of Canada LOC), 0.05%, 7/05/13	800	800,000
Series B (TD Bank NA LOC), 0.05%, 7/05/13	130	130,000
Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series D-1179 (Deutsche Bank AG SBPA), 0.11%, 7/05/13 (b)(c)(d)	700	700,000
East Penn School District, GO, Refunding, 3.00%, 11/15/13	60	60,584
Emmaus General Authority, RB, VRDN (US Bank NA LOC):
Pennsylvania Local Government, Sub-Series H-22, 0.07%, 7/05/13 (b)	1,000	1,000,000
Series 89F, Sub-Series F24, 0.07%, 7/05/13 (b)	300	300,000
Haverford Township School District, GO, Refunding, VRDN (TD Bank NA LOC), 0.06%, 7/05/13 (b)	1,290	1,290,000

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	1

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Lancaster County Hospital Authority, RB, General Hospital Project, 5.50%, 9/15/13 (a)	$275	$277,962
Lancaster County Hospital Authority, Refunding RB, VRDN, Masonic Homes Project, Series D (JPMorgan Chase Bank NA LOC), 0.05%, 7/01/13 (b)	700	700,000
Lehigh County General Purpose Authority, Refunding RB, Saint Luke's Bethlehem Hospital, 5.25%, 8/15/13 (a)	200	201,234
Lehigh County Pennsylvania, GO, Refunding, 5.00%, 11/15/13	100	101,764
Montgomery County IDA Pennsylvania, RB, VRDN (Wells Fargo Bank NA LOC) (b):
Big Little Association Project, Series A, 0.26%, 7/05/13	650	650,000
Valley Forge Baptist, 0.21%, 7/05/13	1,375	1,375,000
Montgomery County Pennsylvania, GO, Refunding, Series C, 4.00%, 12/15/13	90	91,509
Neshaminy School District, GO (NPFGC), 4.25%, 4/15/14 (a)	100	103,079
Northampton Area School District, GO, Refunding, 1.00%, 8/15/13	600	600,547
Owen J Roberts School District, GO, Refunding, 1.50%, 8/15/13	215	215,325
Penn Trafford School District, GO, Refunding, 3.25%, 5/01/14	75	76,748
Pennsylvania Economic Development Financing Authority, RB, VRDN (b):
Evergreen Community Power Facility, AMT (Manufacturers & Traders Trust Co. LOC), 0.21%, 7/05/13	14,400	14,400,000
Homewood Retirement, Series E (Manufacturers & Traders Trust Co. LOC), 0.12%, 7/05/13	915	915,000
Merck & Co., Inc., West Point Project, AMT, 0.16%, 7/05/13	8,500	8,500,000
Penn Waste, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.16%, 7/05/13	1,905	1,905,000
Pennsylvania HFA, MRB, VRDN, S/F Housing, Series 82-B, AMT (Royal Bank of Canada SBPA), 0.07%, 7/05/13 (b)	935	935,000

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, RB, VRDN, Drexel University, Second Series (JPMorgan Chase & Co. NA LOC), 0.06%, 7/05/13 (b)	$1,595	$1,595,000
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Bryn Mawr College, 3.00%, 12/01/13	100	101,115
Temple University (NPFGC), 5.00%, 4/01/14	100	103,493
Thomas Jefferson University, Series B, 4.00%, 9/01/13	300	301,899
Pennsylvania Higher Educational Facilities Authority, Refunding RB, VRDN (b):
Holy Family College, Series A (TD Bank NA LOC), 0.05%, 7/05/13	1,430	1,430,000
Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 7/05/13	1,380	1,380,000
Pennsylvania Intergovernmental Cooperation Authority, Refunding, Special Tax Bonds, City of Philadelphia Program, 5.00%, 6/15/14	100	104,448
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA SBPA), 0.07%, 7/05/13 (b)(c)(d)	800	800,000
Pennsylvania State University, Refunding RB, 5.25%, 8/15/13	455	457,782
Pennsylvania Turnpike Commission, RB, Sub-Series B (a):
5.00%, 12/01/13	100	101,996
5.50%, 12/01/13	810	827,841
Pennsylvania Turnpike Commission, Refunding RB, Series T, 5.50%, 12/01/13	100	102,136
Pennsylvania Turnpike Commission, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series D (Deutsche Bank AG Guarantor, Deutsche Bank AG SPBA), 0.11%, 7/05/13 (b)(c)(d)	1,600	1,600,000
Pennsylvania Turnpike Commission, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-22 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.06%, 7/15/13 (b)(c)(d)	500	500,000
Peters Township School District Washington County, GO, Refunding, Series B, 5.00%, 12/01/13	100	101,974

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	2

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
Pennsylvania (continued)
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, VRDN, Children's Hospital of Philadelphia, Series A (Wells Fargo NA SBPA), 0.06%, 7/01/13 (b)	$1,760	$1,760,000
Philadelphia IDA, RB, VRDN (b):
Girard Estate Facilities Leasing (JPMorgan Chase Bank NA LOC), 0.11%, 7/05/13	500	500,000
Henry H. Ottens Manufacturing Project AMT (Wells Fargo Bank NA LOC), 0.26%, 7/05/13	205	205,000
Lannett Co., Inc. Project (Wells Fargo Bank NA LOC), 0.26%, 7/05/13	150	150,000
Philadelphia IDA, Refunding RB, VRDN, Liberty Lutheran Services Project (Bank of America NA LOC), 0.08%, 7/05/13 (b)	1,915	1,915,000
Philadelphia Pennsylvania Gas Works, General Ordinance, Fourth Series, 5.25%, 8/01/13 (a)	200	200,786
Pittsburgh Water & Sewer Authority, Refunding RB, VRDN, Sub-Series C-1A, Mandatory Put Bonds (Federal Home Loan Bank LOC), 0.40%, 9/01/13 (b)	2,400	2,400,000
Seneca Valley School District, GO, Refunding, Series A, 5.00%, 2/15/14	30	30,833
South Western School District, GO, 1.00%, 5/15/14 (e)	100	100,594
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 6/01/14	200	208,140
Spring-Ford Area School District, GO, Refunding, Series A, 3.00%, 2/01/14	100	101,494

	Par (000)	Value
Municipal Bonds
Pennsylvania (concluded)
Springfield Township School District of Pennsylvania, GO, Refunding, (Federal Administration Section 5309 Fixed Guideway Modernization Formula Funds), Capital Grant Receipts, 2.00%, 11/15/13	$150	$150,854
Swarthmore Borough Authority, Refunding RB, 5.00%, 9/15/13	375	378,709
Township of Abington Pennsylvania, GO, Refunding, 2.00%, 11/15/13	550	553,308
Township of Upper Makefield, GO, 3.50%, 12/15/13	150	152,219
University of Pittsburgh, RB, VRDN, Commonwealth System of Higher Education, 5.50%, 9/15/13 (b)	25	25,259
University of Pittsburgh, Refunding RB, Commonwealth System of Higher Education:
4.00%, 9/15/13	50	50,388
5.00%, 9/15/13	150	151,483
University of Pittsburgh, Refunding RB, VRDN, Commonwealth System of Higher Education (b):
5.50%, 9/15/13	100	101,088
5.50%, 9/15/13	200	202,245
West Chester Area School District of Pennsylvania, GO, Refunding, 2.00%, 10/01/13	160	160,651
Wilkes-Barre Area School District of Pennsylvania, GO, Refunding, 5.00%, 4/01/14	100	103,277
York County IDA Pennsylvania, RB, VRDN, 495 Leasing Project, AMT (Wells Fargo Bank NA LOC), 0.26%, 7/05/13 (b)	1,075	1,075,000
York General Authority Pennsylvania, RB, VRDN, Strand Capitol Arts Center Project (Manufacturers & Traders Trust Co. LOC), 0.11%, 7/05/13 (b)	595	595,000
Total Investments (Cost - $76,795,744*) – 100.6%		76,795,744
Liabilities in Excess of Other Assets – (0.6)%		(466,157)

Net Assets – 100.0%		$76,329,587

* Cost for federal income tax purposes.

Notes to Schedule of Investments
(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	3

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Royal Bank of Canada	$100,608	—
Royal Bank of Canada	$100,594	—

(f)	Security is collateralized by Municipal or US Treasury obligations.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
S/F	Single Family
SBPA	Stand-by Bond Purchase Agreements
SPEARS	Short Puttable Exempt Adjustable Receipts
VRDN	Variable Rate Demand Notes

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	4

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of June 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$76,795,744	—	$76,795,744

[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial reporting purposes. As of June 30, 2013, cash of $97,219 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended June 30, 2013.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	JUNE 30, 2013	5

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BIF Multi-State Municipal Series Trust

Date: August 23, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Multi-State Municipal Series Trust

Date: August 23, 2013